Distribution Date
February 15, 2018
U.S. Bank National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Amount
Principal Payment
Ending Principal
Amount
Ten Year Constant Maturity
Treasury Rate
Fixed Rate
Spread
Interest
Amount Due
Aggregate Interest
Due and Unpaid
Total
Distribution
$12,700,000.00
$0.00
$12,700,000.00
2.19%
0.25%
154,940.00
$
$0.00
$154,940.00
Additional Information
154,940.00
$
400,050.00
$
2,000.00
$
857.50
$
Underlying Security Goldman Sachs Capital I 6.345% Capital Securities due February 15, 2034
15th of Feb/Aug or NBD
38143VAA7
$12,700,000.00
6.34500%
$402,907.50
CUSIP
Moody's
S & P
Moody's
Date
S & P
Date
89465GAA3
A-
n/a
n/a
38143VAA7
A1
A-
Baa3
28-May-15
BB
29-Sep-14
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.
The Underlying Security Issuer or Underlying Security Guarantor, as applicable, is subject to the informational requirements of the Exchange Act. The Underlying
Security Issuer or Underlying Security Guarantor, as applicable, currently files reports, proxy statements and other information with the SEC. Those periodic reports, current reports and other reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at Room 1024. 450 Fifth Street,
N.W., Washington, D.C. 20549. Copies of those materials can be obtained by making a written request to the SEC, Public Reference Section, 450 Fifth Street, N.W.,
Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. In addition, those reports and other information may also be obtained from the underlying security issuer by making a request to the underlying security issuer.
Swap Counterparty Payment Amount to Trustee
Trustee Payment to Swap Counterparty
Trustee Fees
Expense Account Deposit
Original Ratings
Current Ratings
Payment Dates
Cusip
Current Principal Balance
Annual Coupon Rate (Fixed)
Interest Payment Received